Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2015	Jun. 30, 2020	Mar. 31, 2016	Sep. 30, 2020	Jun. 30, 2016	Dec. 31, 2020	Sep. 30, 2016	Mar. 31, 2021	Dec. 31, 2016	Jun. 30, 2021	Mar. 31, 2017	Sep. 30, 2021	Jun. 30, 2017	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2022	Dec. 31, 2017	Jun. 30, 2022	Mar. 31, 2018	Sep. 30, 2022	Jun. 30, 2018	Dec. 31, 2022	Sep. 30, 2018	Mar. 31, 2023	Dec. 31, 2018	Jun. 30, 2023	Mar. 31, 2019	Sep. 30, 2023	Jun. 30, 2019	Dec. 31, 2023	Sep. 30, 2019	Mar. 31, 2024	Dec. 31, 2019	Jun. 30, 2024	Mar. 31, 2020	Sep. 30, 2024	Jun. 30, 2020	Dec. 31, 2024	Sep. 30, 2020	Mar. 31, 2025	Dec. 31, 2020	Jun. 30, 2025	Mar. 31, 2021	Sep. 30, 2025	Jun. 30, 2021	Dec. 31, 2025	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005473
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,646		$ 11,103		$ 11,600		$ 12,432		$ 12,835		$ 12,818		$ 13,198		$ 13,880		$ 13,788		$ 14,336		$ 14,514		$ 12,408		$ 13,750		$ 13,918		$ 13,760		$ 14,841		$ 10,586		$ 12,947		$ 13,541		$ 16,307		$ 18,655		$ 19,504		$ 18,975	$ 20,308	$ 21,232	$ 18,267	$ 17,119	$ 19,447	$ 20,051	$ 21,169	$ 20,401	$ 23,093	$ 25,720	$ 24,973	$ 26,964	$ 26,857	$ 26,049	$ 26,293	$ 28,085	$ 28,501
C000005474
Account Value [Line Items]
Accumulated Value			10,000		10,640		11,091		11,578		12,402		12,793		12,767		13,140		13,809		13,708		14,242		14,411		12,309		13,635		13,792		13,625		14,685		10,466		12,794		13,368		16,092		18,391		19,216		18,681	19,977	20,872	17,948	16,808	19,086	19,667	20,750	19,985	22,605	25,160	24,417	26,347	26,225	25,424	25,647	27,374	27,767
C000005475
Account Value [Line Items]
Accumulated Value			10,000		10,632		11,077		11,558		12,372		12,754		12,719		13,084		13,742		13,632		14,157		14,314		12,220		13,528		13,672		13,503		14,541		10,358		12,657		13,219		15,895		18,164		18,961		18,423	19,692	20,557	17,670	16,535	18,767	19,326	20,375	19,612	22,175	24,663	23,917	25,790	25,655	24,849	25,057	26,720	27,089
C000159685
Account Value [Line Items]
Accumulated Value			500,000		532,491		555,756		580,626		622,682		642,831		642,188		661,694		696,073		691,721		719,436		728,597		623,104		690,549		699,235		691,571		746,142		532,310		651,640		681,539		820,997		939,552		982,587		956,211	1,023,686	1,070,591	921,653	863,783	981,879	1,012,758	1,069,659	1,030,800	1,167,329	1,300,867	1,263,356	1,364,635	1,359,785	1,319,213	1,332,452	1,423,418	1,445,019
C000219316
Account Value [Line Items]
Accumulated Value	$ 10,589	$ 10,000		$ 12,978		$ 13,599		$ 16,405		$ 18,807		$ 19,695		$ 19,201		$ 20,588		$ 21,567		$ 18,592		$ 17,460		$ 19,880		$ 20,540		$ 21,725		$ 20,974		$ 23,790		$ 26,550		$ 25,826		$ 27,946		$ 27,894		$ 27,109		$ 27,423		$ 29,343		$ 29,842
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			500,000		504,841		518,121		540,907		563,676		596,049		614,023		642,092		682,784		678,383		704,764		754,971		646,994		737,854		768,069		776,999		847,685		670,521		818,221		893,559		1,024,747		1,089,787		1,179,583		1,178,384	1,287,709	1,219,738	1,016,027	970,666	1,040,379	1,115,082	1,208,602	1,169,276	1,310,429	1,441,725	1,488,091	1,580,787	1,622,413	1,545,804	1,715,707	1,855,986	1,900,583
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,865	10,000		13,259		14,480		16,606		17,659		19,115		19,095		20,867		19,765		16,464		15,729		16,859		18,069		19,585		18,948		21,235		23,362		24,114		25,616		26,290		25,049		27,802		30,075		30,798
Russell Midcap Value Index
Account Value [Line Items]
Accumulated Value			10,000		10,392		10,887		11,372		12,000		12,451		12,621		12,892		13,601		13,261		13,580		14,027		11,930		13,644		14,080		14,252		15,158		10,352		12,416		13,211		15,910		17,987		19,005		18,813	20,419	20,047	17,105	16,262	17,962	18,199	18,902	18,059	20,246	21,911	21,166	23,299	22,892	22,409	23,607	25,066	25,421
Russell Midcap Value Index
Account Value [Line Items]
Accumulated Value			10,000		10,392		10,887		11,372		12,000		12,451		12,621		12,892		13,601		13,261		13,580		14,027		11,930		13,644		14,080		14,252		15,158		10,352		12,416		13,211		15,910		17,987		19,005		18,813	20,419	20,047	17,105	16,262	17,962	18,199	18,902	18,059	20,246	21,911	21,166	23,299	22,892	22,409	23,607	25,066	25,421
Russell Midcap Value Index
Account Value [Line Items]
Accumulated Value			10,000		10,392		10,887		11,372		12,000		12,451		12,621		12,892		13,601		13,261		13,580		14,027		11,930		13,644		14,080		14,252		15,158		10,352		12,416		13,211		15,910		17,987		19,005		18,813	20,419	20,047	17,105	16,262	17,962	18,199	18,902	18,059	20,246	21,911	21,166	23,299	22,892	22,409	23,607	25,066	25,421
Russell Midcap Value Index
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 519,593		$ 544,360		$ 568,580		$ 599,987		$ 622,553		$ 631,052		$ 644,582		$ 680,051		$ 663,029		$ 678,983		$ 701,359		$ 596,475		$ 682,203		$ 703,979		$ 712,593		$ 757,894		$ 517,582		$ 620,824		$ 660,574		$ 795,520		$ 899,347		$ 950,260		$ 940,649	$ 1,020,954	$ 1,002,366	$ 855,263	$ 813,115	$ 898,111	$ 909,973	$ 945,090	$ 902,950	$ 1,012,298	$ 1,095,563	$ 1,058,287	$ 1,164,936	$ 1,144,605	$ 1,120,430	$ 1,180,350	$ 1,253,290	$ 1,271,073
Russell Midcap Value Index
Account Value [Line Items]
Accumulated Value	$ 10,578	$ 10,000		$ 12,688		$ 13,500		$ 16,258		$ 18,380		$ 19,420		$ 19,224		$ 20,865		$ 20,485		$ 17,479		$ 16,618		$ 18,355		$ 18,597		$ 19,315		$ 18,453		$ 20,688		$ 22,390		$ 21,628		$ 23,808		$ 23,392		$ 22,898		$ 24,123		$ 25,613		$ 25,977